Wages, Salaries and Benefits - Summary of Five Highest Paid Individuals (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of individuals with highest emoluments [Line Items]
Wages, salaries, bonuses and allowances	¥ 16,412,000	¥ 19,385,000	¥ 17,865,000
Performance related bonuses
Total	20,827,000	24,152,000	¥ 22,134,000
Five Highest Paid Individuals [Member]
Disclosure of individuals with highest emoluments [Line Items]
Wages, salaries, bonuses and allowances		11,413
Pension scheme contributions		185
Total		¥ 11,598
Five Highest Paid Individuals [Member] | HK$2,000,001 to HK$2,500,000 [Member]
Disclosure of individuals with highest emoluments [Line Items]
Number of individuals		2
Five Highest Paid Individuals [Member] | HK$2,500,001 to HK$3,000,000 [Member]
Disclosure of individuals with highest emoluments [Line Items]
Number of individuals		2
Five Highest Paid Individuals [Member] | HK$3,000,001 to HK$3,500,000 [Member]
Disclosure of individuals with highest emoluments [Line Items]
Number of individuals		1